Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Share options	1,265,555	9,043,829	33,912,040	5,235,117
Non-vested restricted shares	30,983,610	23,647,858	33,760,448	5,211,715
Total share-based compensation	32,249,165	32,691,687	67,672,488	10,446,832

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2013	2014	2015
Average risk-free rate of return	1.55%	1.89%	1.73%
Weighted average expected option life	5.6 years	6.0 years	6.1 years
Estimated volatility	80.5%	82.2%	54.1%
Average dividend yield	1.90%	Nil	Nil

Summary of Stock Option Activity

The following table summarizes option activity during the year ended December 31, 2015:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding as of January 1, 2015	485,881	169.80	8.4	58,792,954
Granted	362,700	230.61
Exercised	(49,887)	90.08
Forfeited	(35,804)	191.41
Outstanding as of December 31, 2015	762,890	202.91	8.3	133,866,535
Vested and expected to vest as of December 31, 2015	651,661	202.91	8.3	114,348,794
Exercisable as of December 31, 2015	251,877	190.66	7.3	38,534,375

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2015 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		RMB
Non-vested as of January 1, 2015	260,317	90.92
Granted	153,393	428.26
Vested	(144,606)	172.60
Forfeited	(20,078)	266.27
Non-vested as of December 31, 2015	249,026	237.14